CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating activities:
Net income/(loss)	$ (11,680,155)	$ 5,096,480	$ 34,457,538
Less: (Income)/loss from discontinued operations, net of tax	0	0	(31,257,707)
Net income/(loss) from continuing operations	(11,680,155)	5,096,480	3,199,831
Adjustments to reconcile net income/(loss) from continuing operations to net cash provided by/(used in) operating activities:
Depreciation	7,796,003	8,402,169	4,475,823
Allowances for doubtful accounts	6,981,682	0	0
Share-based compensation	348,916	439,071	870,618
Deferred tax provision	255,538	(1,094,385)	88,048
Cancellation of project assets	6,434,935	0	0
Impairment loss of assets	6,880,115	0	0
Loss on disposal of property, plant and equipment	3,908,208	0	0
Gains on disposal of property, plant and equipment	(302,359)	(290,729)	0
Changes in working capital, excluding impact of dispositions:
Accounts receivable	12,522,431	(5,607,302)	(22,371,300)
Advances to suppliers	102,869	(19,647)	3,864,146
Value added tax recoverable	3,225,883	1,673,423	(9,052,607)
Prepaid expenses and other current assets	8,585,326	(4,157,231)	(8,625,177)
Project assets	24,325,633	(9,737,172)	(30,731,709)
Contract costs	0	6,638,389	(12,192,302)
Other non-current assets	(11,316,279)	(3,138,597)	103,535
Accounts payable	8,244,250	(12,755,646)	24,452,548
Advances from customers	(13,962)	(126,851)	(282,019)
Amounts due to related parties	(12,101,847)	(16,606,095)	14,353,175
Other current liabilities	1,324,293	460,750	(1,802,578)
Income tax payable	379,140	408,382	284,182
Salary payable	13,081	(135,209)	560,416
Deferred project revenue	0	(20,536,065)	(13,878,685)
Net cash provided by/(used in) operating activities from continuing operations	55,913,701	(51,086,265)	(46,684,055)
Net cash provided by operating activities from discontinued operation	0	0	65,114,169
Net cash provided by/(used in) operating activities	55,913,701	(51,086,265)	18,430,114
Investing activities:
Purchase of property, plant and equipment	(13,693,749)	(40,399,769)	(80,314,313)
Proceeds from disposal of property, plant and equipment	12,096,869	0	0
Lending to related parties	0	0	(1,624,261)
Repayment of lending by related parties	0	0	2,000,000
Net cash used in investing activities from continued operations	(1,596,880)	(40,399,769)	(79,938,574)
Net cash used in investing activities from discontinued operations	0	0	(76,415,127)
Net cash used in investing activities	(1,596,880)	(40,399,769)	(156,353,701)
Financing activities:
Proceeds from banks and other third party borrowings	17,922,511	59,977,400	6,101,351
Repayment of banks and other third party borrowings	(65,491,414)	(9,693,015)	0
Contribution from non-controlling interest holders of subsidiaries	13,092,105	30,318,948	0
Proceeds from issuance of ordinary shares	11,000,000	0	0
Share issuance costs	(105,110)	0	0
Proceeds from bonds	12,913,675	0	0
Repayment of bonds	(10,417,360)	0	0
Borrowings from related parties	793,269	17,273,194	11,343,739
Repayment of borrowings from related parties	(8,380,994)	(20,478,081)	(2,041,201)
Repayment of finance lease obligation	(6,100,711)	(4,960,478)	(976,966)
Proceeds from failed sale-lease back agreements	2,793,810	24,876,650	38,722,123
Repayment of failed sale-lease back financing	(7,325,456)	(11,490,104)	(251,213)
Net cash provided by/(used in) financing activities from continued operations	(39,305,675)	85,824,514	52,897,833
Net cash provided by financing activities from discontinued operations	0	0	49,505,882
Net cash provided by/(used in) financing activities	(39,305,675)	85,824,514	102,403,715
Effect of exchange rate changes	1,087,262	1,258,263	11,612,791
Net increase/(decrease) in cash and cash equivalents and restricted cash	16,098,408	(4,403,257)	(23,907,081)
Cash and cash equivalents and restricted cash, beginning of year	9,026,044	13,429,301	37,336,382
Less: Cash and cash equivalents and restricted cash reclassified as assets held for sale	427,299	0	0
Cash and cash equivalents and restricted cash, end of year	24,697,153	9,026,044	13,429,301
Supplemental disclosure of cash flow information
Interest paid, net of capitalized interest	9,038,779	8,274,634	3,936,302
Income tax paid	(338,103)	(637,527)	(42,877)
Non-cash investing and financing transactions
Payables for purchase of property, plant and equipment	(22,810,701)	(36,680,431)	(25,562,367)
Payable for finance lease	$ (20,766,512)	$ (34,130,495)	$ (28,783,346)